Share-based payments (Details)	12 Months Ended
	Mar. 31, 2019 ₨ / shares	Mar. 31, 2018 ₨ / shares	Mar. 31, 2017 ₨ / shares
Disclosure of Share-based payments [Abstract]
Number of options, Opening balance	5,180,440	5,837,400	5,665,800
Number of options, Granted during the year	335,000	150,000	525,000
Number of options, Forfeited during the year	(467,440)	(653,100)	(353,400)
Number of options, Expired during the year	0	0	0
Number of options, Exercised during the year	(459,700)	(153,860)	0
Number of options, Closing balance	4,588,300	5,180,440	5,837,400
Number of options, Exercisable at the end of the year	4,441,848	4,340,070	3,711,130
Weighted average exercise price, Opening balance	₨ 78.79	₨ 73.55	₨ 79.10
Weighted average exercise price, Granted during the year	115.79	146.23	58.69
Weighted average exercise price, Forfeited during the year	79.10	79.10	79.10
Weighted average exercise price, Expired during the year	0	0	0
Weighted average exercise price, Exercised during the year	79.10	79.10	0
Weighted average exercise price, Closing balance	78.84	78.79	73.55
Weighted average exercise price, Exercisable at the end of the year	₨ 78.28	₨ 79.00	₨ 79.14